Business Segment Information (Narrative) (Details) $ in Millions	3 Months Ended										12 Months Ended
	Dec. 31, 2015 USD ($)		Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)		Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) segment store		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)
Number of operating segments | segment											4
Number of divisions | segment											3
Number of branches | store											70
Assets held for sale	$ 2,092.4	[1]				$ 1,218.1	[1]				$ 2,092.4	[1]	$ 1,218.1	[1]	$ 1,003.4
Operating expenses	357.8		$ 333.9	$ 235.0	$ 241.6	248.8		$ 234.5	$ 225.0	$ 233.5	1,168.3		941.8		970.2
Interest expense	$ 286.7		$ 280.3	$ 265.2	$ 271.3	$ 276.9		$ 275.2	$ 262.2	$ 271.9	1,103.5		1,086.2		1,060.9
CIT Group Inc. [Member]
Operating expenses											267.2		199.4		220.4
Interest expense											570.7		649.6		686.9
Non-Strategic Portfolios [Member]
Pre-tax loss on sale related to currency translation adjustments											70.0
As Revised [Member] | Commercial Banking [Member]
Interest expense															36.0
As Revised [Member] | Transportation Finance [Member]
Interest expense															22.0
As Revised [Member] | Non-Strategic Portfolios [Member]
Interest expense															14.0
As Revised [Member] | Corporate And Other [Member]
Operating expenses											$ 28.0		$ 11.0		$ 19.0

[1]	The following table presents information on assets and liabilities related to Variable Interest Entities (VIEs) that are consolidated by the Company. The difference between VIE total assets and total liabilities represents the Company's interests in those entities, which were eliminated in consolidation. The assets of the consolidated VIEs will be used to settle the liabilities of those entities and, except for the Company's interest in the VIEs, are not available to the creditors of CIT or any affiliates of CIT.